Note 04 - Management Report - Segment Results of Operations (Detail: Text Values) - Segment Results of Operations, Text Values [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Results of Operations [Line Items]
Effective tax rate for the Group, reflected in the post-tax return on average tangible shareholders equity and average shareholders equity at the Group level	(100.00%)	74.00%	160.00%
Effective tax rate for the group adjusted to exclude the impact of permanent differences not attributed to the segments, reflected in the post-tax return on average tangible shareholders equity and average shareholders equity of the segments	28.00%	28.00%	33.00%
Tax rate used in determining the fully taxable-equivalent of net interest income in respect of the majority of the US tax-exempt securities	21.00%	21.00%	35.00%